Annual Total Returns	0 Months Ended
Aug. 01, 2013
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Precious Metals Fund) | Class A
Bar Chart Table:
Annual Return 2003	66.77%
Annual Return 2004	(5.81%)
Annual Return 2005	35.59%
Annual Return 2006	36.38%
Annual Return 2007	23.68%
Annual Return 2008	(21.92%)
Annual Return 2009	46.70%
Annual Return 2010	37.84%
Annual Return 2011	(16.06%)
Annual Return 2012	(7.74%)
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Specialized Technology Fund) | Class A
Bar Chart Table:
Annual Return 2003	72.47%
Annual Return 2004	18.08%
Annual Return 2005	8.15%
Annual Return 2006	6.25%
Annual Return 2007	28.55%
Annual Return 2008	(44.95%)
Annual Return 2009	58.44%
Annual Return 2010	27.01%
Annual Return 2011	(10.09%)
Annual Return 2012	12.37%
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Class A
Bar Chart Table:
Annual Return 2003	26.85%
Annual Return 2004	29.21%
Annual Return 2005	20.29%
Annual Return 2006	28.75%
Annual Return 2007	18.86%
Annual Return 2008	(30.80%)
Annual Return 2009	19.08%
Annual Return 2010	3.05%
Annual Return 2011	16.20%
Annual Return 2012	8.93%
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Precious Metals Fund) | Administrator Class
Bar Chart Table:
Annual Return 2003	66.94%
Annual Return 2004	(5.71%)
Annual Return 2005	35.79%
Annual Return 2006	36.57%
Annual Return 2007	23.82%
Annual Return 2008	(21.85%)
Annual Return 2009	46.85%
Annual Return 2010	37.99%
Annual Return 2011	(15.92%)
Annual Return 2012	(7.61%)
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Specialized Technology Fund) | Administrator Class
Bar Chart Table:
Annual Return 2003	72.47%
Annual Return 2004	18.08%
Annual Return 2005	8.15%
Annual Return 2006	6.25%
Annual Return 2007	28.55%
Annual Return 2008	(44.95%)
Annual Return 2009	58.44%
Annual Return 2010	27.16%
Annual Return 2011	(10.08%)
Annual Return 2012	12.78%
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Administrator Class
Bar Chart Table:
Annual Return 2003	27.00%
Annual Return 2004	29.47%
Annual Return 2005	20.45%
Annual Return 2006	28.87%
Annual Return 2007	18.90%
Annual Return 2008	(30.72%)
Annual Return 2009	19.06%
Annual Return 2010	3.18%
Annual Return 2011	16.47%
Annual Return 2012	9.13%
(WFA Specialty Funds - Institutional) | (Wells Fargo Advantage Precious Metals Fund) | Institutional Class
Bar Chart Table:
Annual Return 2003	67.20%
Annual Return 2004	(5.56%)
Annual Return 2005	36.01%
Annual Return 2006	36.78%
Annual Return 2007	24.02%
Annual Return 2008	(21.73%)
Annual Return 2009	47.09%
Annual Return 2010	38.21%
Annual Return 2011	(15.73%)
Annual Return 2012	(7.42%)
(WFA Specialty Funds - Institutional) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Institutional Class
Bar Chart Table:
Annual Return 2003	27.21%
Annual Return 2004	29.69%
Annual Return 2005	20.66%
Annual Return 2006	29.09%
Annual Return 2007	19.10%
Annual Return 2008	(30.60%)
Annual Return 2009	19.26%
Annual Return 2010	3.43%
Annual Return 2011	16.56%
Annual Return 2012	9.31%
(WFA Specialty Funds - Investor) | (Wells Fargo Advantage Specialized Technology Fund) | Investor Class
Bar Chart Table:
Annual Return 2003	72.21%
Annual Return 2004	17.90%
Annual Return 2005	8.11%
Annual Return 2006	5.88%
Annual Return 2007	28.47%
Annual Return 2008	(45.00%)
Annual Return 2009	58.23%
Annual Return 2010	27.02%
Annual Return 2011	(10.27%)
Annual Return 2012	12.33%